Right-of-Use Asset and Lease Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Right-of-Use Asset and Lease Liabilities
Right-of-Use Asset and Lease Liabilities
8.	Right-of-Use Asset and Lease Liabilities

As of March 31, 2026, the Company had leased properties in the U.S. and internationally, with remaining lease terms of 1.3 to 3.9 years, some of which include options to extend the leases for up to 5 years. None of the options to extend the leases are recognized in operating lease ROU assets or lease liabilities. None of the leases include options to terminate the lease.

The components of lease expense recorded in the consolidated statements of operations and comprehensive loss were as follows for the three months ended March 31:

	2026	2025
Operating lease cost	$228,983	$270,541
Finance lease cost:
Amortization of assets	13,453	13,453
Interest on lease liabilities	3,138	4,204
Total lease cost	$245,574	$288,198

Supplemental balance sheet information related to leases was as follows:

		As of	As of
		March 31,	December 31,
Leases	Classification	2026	2025
Assets:
Operating lease assets	Operating ROU asset, net	$2,506,855	$2,675,083
Finance lease assets	Property and equipment, net	122,507	135,959
Total leased assets		$2,629,362	$2,811,042
Liabilities:
Current
Operating	Operating lease liabilities, current	$992,031	$982,996
Finance	Accrued expenses and other current liabilities	50,251	51,401
Non-current
Operating	Operating lease liabilities, non-current	1,739,595	1,931,610
Finance	Other liabilities	83,204	94,855
Total lease liabilities		$2,865,081	$3,060,862

Supplemental cash flow and other information related to leases were as follows for the three months ended March 31:

	2026	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$182,980	$200,215
Financing cash flows from finance leases	12,801	11,735
	$195,781	$211,950
Weighted average remaining operating lease term (in years):
Operating leases	3.4	4.0
Finance leases	2.5	3.4
Weighted average operating lease discount rate:
Operating leases	8.3%	8.1%
Finance leases	9.0%	8.9%

Maturities of operating lease liabilities were as follows as of March 31, 2026:

Amount
2026 (remaining)	$1,011,364
2027	1,121,602
2028	759,026
2029	649,382
2030	50,673
Thereafter	—
Total lease payments	$3,592,047
Less: imputed interest	(860,421)
Total lease obligations	2,731,626
Less: current obligations	(992,031)
Long-term lease obligations	$1,739,595

Maturities of finance lease liabilities were as follows as of March 31, 2026:

Amount
2026 (remaining)	$46,305
2027	53,656
2028	48,257
2029	—
Total lease payments	$148,218
Less: imputed interest	(14,763)
Total lease obligations	133,455
Less: current obligations	(50,251)
Long-term obligations	$83,204

8.	Right-of-Use Asset and Lease Liabilities

As of December 31, 2025, the Company had leased properties in the U.S. and internationally, with remaining lease terms of 1.3 to 4.2 years, some of which include options to extend the leases for up to 5 years. None of the options to extend the leases are recognized in operating lease ROU assets or lease liabilities. None of the leases include options to terminate the lease.

The components of lease expense recorded in the consolidated statements of operations and comprehensive loss were as follows for the year ended December 31:

	2025	2024
Operating lease cost	$1,026,354	$1,118,058
Finance lease cost:
Amortization of assets	53,811	42,143
Interest on lease liabilities	15,247	14,387
Total lease cost	$1,095,412	$1,174,588

Supplemental balance sheet information related to leases was as follows as of December 31:

Leases	Classification	2025	2024
Assets:
Operating lease assets	Operating ROU asset, net	$2,675,083	$3,390,744
Finance lease assets	Property and equipment, net	135,959	189,770
Total leased assets		$2,811,042	$3,580,514

Liabilities:
Current
Operating	Operating lease liabilities, current	$982,996	$1,015,052
Finance	Accrued expenses and other current liabilities	51,401	63,759
Non-current
Operating	Operating lease liabilities, non-current	1,931,610	2,635,658
Finance	Other liabilities	94,855	131,009
Total lease liabilities		$3,060,862	$3,845,478

Supplemental cash flow and other information related to leases was as follows for the year ended December 31:

	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$757,759	$872,460
Financing cash flows from finance leases	$48,511	$35,199
	$806,270	$907,659

Weighted average remaining operating lease term (in years):
Operating leases	3.6	4.4
Finance leases	2.7	3.6
Weighted average operating lease discount rate:
Operating leases	8.3%	8.0%
Finance leases	8.9%	8.9%

Maturities of operating lease liabilities were as follows as of December 31, 2025:

Amount
2026	$1,323,468
2027	1,101,590
2028	753,945
2029	649,382
2030	50,673
Thereafter	—

Total lease payments	$3,879,058
Less: imputed interest	(964,452)
Total lease obligations	2,914,606
Less: current obligations	(982,996)
Long-term lease obligations	$1,931,610

Maturities of finance lease liabilities were as follows as of December 31, 2025:

Amount
2026	$63,760
2027	53,656
2028	48,257
2029	—

Total lease payments	$165,673
Less: imputed interest	(19,417)
Total lease obligations	146,256
Less: current obligations	(51,401)
Long-term obligations	$94,855